DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS OF INCOME STATEMENT

The results of discontinued operations for the years ended December 31, 2025, 2024 and 2023 consisted of:

	For the years ended December 31,
	2025	2024	2023

Revenues	$1,445	$6,915	$9,483
Less: Cost of revenues	(13,988)	(31,741)	(42,246)
Gross loss	(12,543)	(24,826)	(32,763)
Total operating expenses	108,762	30,029	52,369
Loss from discontinued operations	(121,305)	(54,855)	(85,132)
Total other income, net	20,568	(11,725)	(9,776)
Loss from discontinued operation before income taxes	(100,737)	(66,580)	(94,908)
Income tax expenses from operations	-	-	-
Net loss from discontinued operations	$(100,737)	$(66,580)	$(94,908)

SCHEDULE OF ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS

Assets and liabilities of discontinued operations as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
	US$’000	US$’000
Cash and cash equivalents	$799	$2,025
Restricted cash	139	64
Accounts and notes receivable, net	584	157
Accounts and notes receivable from related parties, net	92	114
Inventory, net	4,713	11,145
Amounts due from related parties	32,087	38,665
Other current assets	49,511	7,337
Other current assets from related parties	34	764
Current assets held for sale	34,821	466
Property, plant and equipment, net	120,843	155,818
Intangible assets, net	129,323	123,903
Land-use-right, net	78,365	119,636
Long-term investments	3,483	3,248
Goodwill	2,736	2,621
Other assets	3,249	2,936
Total assets of discontinued operations	460,779	468,899

Accounts and notes payable	18,661	14,382
Accounts and notes payable to related parties	45,304	45,410
Loans attributable to related parties	277,302	268,425
Contract liabilities	2,473	2,804
Contract liabilities to related parties	922	961
Long-term payables, current	99,326	95,160
Accruals and other current liabilities	83,835	50,196
Accruals and other current liabilities to related parties	113,081	92,298
Current liabilities held for sale	-	552
Accrued post-employment and termination benefits	64,366	37,434
Other liabilities	3,832	5,528
Total liabilities of discontinued operations	709,102	613,150

Total net assets	$(248,323)	$(144,251)

SCHEDULE OF CASH FLOW ATTRIBUTABLE TO DISCONTINUED OPERATIONS

Net cash flows attributable to discontinued operations were as follows:

	For the years ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Net cash used in operating activities	$(45,960)	$(22,783)	$(39,808)
Net cash provided by (used in) investing activities	17,321	(1,058)	(1,762)
Net cash (used in) provided by financing activities	(8,384)	10,818	4,875
Net decrease in cash and cash equivalents	$(37,023)	$(13,023)	$(36,695)